Aug. 31, 2024
BNY Mellon International Fund | BNY Mellon International Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	.85	.85
Other expenses:
Shareholder services fees	none	.25
Administration fees	.14	.14
Miscellaneous other expenses	.09	.09
Total other expenses	.23	.48
Total annual fund operating expenses	1.08	1.33
Fee waiver*	(.20)	(.20)
Total annual fund operating expenses (after fee waiver)	.88	1.13

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .20% of the value of the fund's average daily net assets until December 31, 2025. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$90	$324	$576	$1,299
Investor	$115	$402	$710	$1,584

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50.18% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 65% of its total assets in equity securities of foreign issuers. Foreign issuers are companies organized under the laws of a foreign country, whose principal trading market is in a foreign country or with a majority of their assets or business outside the United States. The fund may invest in companies of any market capitalization. Though not specifically limited, the fund ordinarily will invest in a broad range of (and in any case at least five different) countries. The fund will limit its investments in any single company to no more than 5% of the fund's net assets at the time of purchase.

The stocks purchased may have value and/or growth characteristics. The fund's sub-adviser, Newton Investment Management North America, LLC (NIMNA), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), employs a bottom-up investment approach which emphasizes individual stock selection.

The stock selection process is designed to produce a diversified portfolio that, relative to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund typically sells a stock when, in the view of the fund's sub-adviser, it appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the expectations of the fund's sub-adviser.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the MSCI EAFE® Index, a broad measure of market performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

The fund changed its investment strategy on August 6, 2015. Prior to that date, the fund allocated its assets between a core investment style and a value investment style at the discretion of the fund's investment adviser. Different investment strategies may lead to different performance results. The fund's performance for periods prior to August 6, 2015 shown in the bar chart and table reflects the fund's investment strategy in effect prior to that date.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Year-by-Year Total Returns as of 12/31 each year (%) Class M
During the periods shown in the chart: Best Quarter Q4, 2022: 19.82% Worst Quarter Q1, 2020: -24.00%

During the periods shown in the chart: Best Quarter Q4, 2022: 19.82% Worst Quarter Q1, 2020: -24.00%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 10.18%.
Average Annual Total Returns as of 12/31/23

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	16.95%	7.15%	3.37%
Class M returns after taxes on distributions	16.43%	6.73%	3.04%
Class M returns after taxes on distributions and sale of fund shares	11.27%	5.90%	2.83%
Investor returns before taxes	16.61%	6.89%	3.12%
MSCI EAFE® Index reflects no deductions for fees, expenses or taxes	18.24%	8.16%	4.28%